Quarterly Report
August 31, 2019
MFS®  Growth Allocation Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.9%
MFS Emerging Markets Debt Fund - Class R6	10,223,952	$150,598,808
MFS Emerging Markets Debt Local Currency Fund - Class R6	14,600,386	98,552,607
MFS Global Bond Fund - Class R6	10,902,258	100,409,791
MFS High Income Fund - Class R6	73,469,454	250,530,837
MFS Inflation-Adjusted Bond Fund - Class R6	23,567,174	251,697,424
MFS Total Return Bond Fund - Class R6	13,620,747	151,735,123
		$1,003,524,590
International Stock Funds – 19.8%
MFS Emerging Markets Equity Fund - Class R6	1,393,296	$46,299,247
MFS International Growth Fund - Class R6	7,361,724	251,329,251
MFS International Intrinsic Value Fund - Class R6	5,788,677	251,633,798
MFS International New Discovery Fund - Class R6	2,954,250	98,051,546
MFS Research International Fund - Class R6	19,598,527	348,853,783
		$996,167,625
Specialty Funds – 7.8%
MFS Commodity Strategy Fund - Class R6	35,846,019	$185,682,378
MFS Global Real Estate Fund - Class R6	11,473,109	204,221,345
		$389,903,723
U.S. Stock Funds – 52.3%
MFS Growth Fund - Class R6	4,675,641	$563,835,486
MFS Mid Cap Growth Fund - Class R6	21,280,423	460,295,544
MFS Mid Cap Value Fund - Class R6	19,225,337	449,488,373
MFS New Discovery Fund - Class R6	3,191,020	100,963,881
MFS New Discovery Value Fund - Class R6	6,532,758	98,905,963
MFS Research Fund - Class R6	9,230,336	406,965,521
MFS Value Fund - Class R6	13,445,192	555,555,320
		$2,636,010,088
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.17% (v)	11,130,214	$11,131,327
Total Investment Companies		$5,036,737,353

Other Assets, Less Liabilities – 0.0%		21,198
Net Assets – 100.0%		$5,036,758,551
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,036,737,353.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,036,737,353	$—	$—	$5,036,737,353
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$182,325,116	$3,021,606	$—	$—	$335,656	$185,682,378
MFS Emerging Markets Debt Fund	145,076,152	2,149,193	881,797	(9,076)	4,264,336	150,598,808
MFS Emerging Markets Debt Local Currency Fund	94,081,740	1,604,028	132,568	(25,383)	3,024,790	98,552,607
MFS Emerging Markets Equity Fund	45,887,632	532,562	—	—	(120,947)	46,299,247
MFS Global Bond Fund	96,308,089	926,963	643,909	(85,506)	3,904,154	100,409,791
MFS Global Real Estate Fund	198,065,141	117,950	4,328,275	599,075	9,767,454	204,221,345
MFS Growth Fund	542,711,851	2,353,787	27,298,320	16,380,667	29,687,501	563,835,486
MFS High Income Fund	240,878,355	4,214,217	363,016	(23,114)	5,824,395	250,530,837
MFS Inflation-Adjusted Bond Fund	242,758,781	2,473,708	1,325,633	(60,336)	7,850,904	251,697,424
MFS Institutional Money Market Portfolio	11,732,270	26,374,620	26,975,918	(333)	688	11,131,327
MFS International Growth Fund	243,046,863	62,993	1,657,209	201,846	9,674,758	251,329,251
MFS International Intrinsic Value Fund	245,634,900	87,165	1,245,931	129,823	7,027,841	251,633,798
MFS International New Discovery Fund	96,443,387	373,953	—	—	1,234,206	98,051,546
MFS Mid Cap Growth Fund	450,678,683	—	26,390,758	14,874,306	21,133,313	460,295,544
MFS Mid Cap Value Fund	429,761,038	364,977	1,079,841	126,663	20,315,536	449,488,373
MFS New Discovery Fund	97,596,153	7,833	3,825,193	775,672	6,409,416	100,963,881
MFS New Discovery Value Fund	93,565,264	1,821,504	30,055	90	3,549,160	98,905,963
MFS Research Fund	389,967,978	144	12,870,309	1,733,258	28,134,450	406,965,521
MFS Research International Fund	339,364,007	112,849	1,268,399	(43,313)	10,688,639	348,853,783
MFS Total Return Bond Fund	145,903,471	1,777,554	1,405,987	18,703	5,441,382	151,735,123
MFS Value Fund	531,827,882	4,756,981	10,764,032	1,026,474	28,708,015	555,555,320
	$4,863,614,753	$53,134,587	$122,487,150	$35,619,516	$206,855,647	$5,036,737,353
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	1,793,938	—
MFS Emerging Markets Debt Local Currency Fund	1,253,155	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	506,207	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	2,352,393
MFS High Income Fund	3,169,500	—
MFS Inflation-Adjusted Bond Fund	1,203,132	—
MFS Institutional Money Market Portfolio	66,474	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS New Discovery Fund	$—	$—
MFS New Discovery Value Fund	227,264	1,196,479
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,214,041	—
MFS Value Fund	4,737,024	—
	$14,170,735	$3,548,872
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